BANK BORROWINGS (Details)	12 Months Ended										12 Months Ended												1 Months Ended			3 Months Ended		1 Months Ended	12 Months Ended			12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Dec. 31, 2014
Loan payable to a PRC commercial bank, principal of $4,352 (equivalent of RMB27 million), bearing interest at 6.15% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and Tianjin Bona, due on May 25, 2016 (ii)
USD ($)

Dec. 31, 2013
Loan payable to a PRC commercial bank, principal of $4,352 (equivalent of RMB27 million), bearing interest at 6.15% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and Tianjin Bona, due on May 25, 2016 (ii)
USD ($)

Dec. 31, 2012
Loan payable to a PRC commercial bank, principal of $4,352 (equivalent of RMB27 million), bearing interest at 6.15% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and Tianjin Bona, due on May 25, 2016 (ii)
USD ($)

Dec. 31, 2014
An overseas commercial bank
Loan payable to an overseas commercial bank, principal of $9,659 and $15,612 as of December 31, 2013 and 2014 respectively, bearing interest at 3.25% per annum, guaranteed by $9,993 (equivalent of RMB62 million) and $16,189 (equivalent of RMB100 million) of the Group's restricted cash as of December 31, 2013 and 2014 respectively, due date extended from September 10, 2014 to October 10, 2015
USD ($)

Dec. 31, 2014
An overseas commercial bank
Loan payable to an overseas commercial bank, principal of $9,659 and $15,612 as of December 31, 2013 and 2014 respectively, bearing interest at 3.25% per annum, guaranteed by $9,993 (equivalent of RMB62 million) and $16,189 (equivalent of RMB100 million) of the Group's restricted cash as of December 31, 2013 and 2014 respectively, due date extended from September 10, 2014 to October 10, 2015
CNY

Dec. 31, 2013
An overseas commercial bank
Loan payable to an overseas commercial bank, principal of $9,659 and $15,612 as of December 31, 2013 and 2014 respectively, bearing interest at 3.25% per annum, guaranteed by $9,993 (equivalent of RMB62 million) and $16,189 (equivalent of RMB100 million) of the Group's restricted cash as of December 31, 2013 and 2014 respectively, due date extended from September 10, 2014 to October 10, 2015
USD ($)

Dec. 31, 2013
An overseas commercial bank
Loan payable to an overseas commercial bank, principal of $9,659 and $15,612 as of December 31, 2013 and 2014 respectively, bearing interest at 3.25% per annum, guaranteed by $9,993 (equivalent of RMB62 million) and $16,189 (equivalent of RMB100 million) of the Group's restricted cash as of December 31, 2013 and 2014 respectively, due date extended from September 10, 2014 to October 10, 2015
CNY

Dec. 31, 2014
An overseas commercial bank
Loan payable to an overseas commercial bank, principal of $15,563 and $15,447 as of December 31, 2013 and 2014 respectively, bearing interest at 2.85% per annum over one month LIBOR, guaranteed by $16,741 (equivalent of RMB104 million) of the Group's restricted cash, due date extended from August 8, 2014 to August 29, 2015
USD ($)

Dec. 31, 2014
An overseas commercial bank
Loan payable to an overseas commercial bank, principal of $15,563 and $15,447 as of December 31, 2013 and 2014 respectively, bearing interest at 2.85% per annum over one month LIBOR, guaranteed by $16,741 (equivalent of RMB104 million) of the Group's restricted cash, due date extended from August 8, 2014 to August 29, 2015
CNY

Dec. 31, 2013
An overseas commercial bank
Loan payable to an overseas commercial bank, principal of $15,563 and $15,447 as of December 31, 2013 and 2014 respectively, bearing interest at 2.85% per annum over one month LIBOR, guaranteed by $16,741 (equivalent of RMB104 million) of the Group's restricted cash, due date extended from August 8, 2014 to August 29, 2015
USD ($)

Dec. 31, 2014
An overseas commercial bank
Loan payable to an overseas commercial bank, principal of $11,048, bearing interest at 3.25% per annum over one month LIBOR, guaranteed by $11,874 (equivalent of RMB74 million) of the Group's restricted cash, due on March 6, 2015
USD ($)

Dec. 31, 2014
An overseas commercial bank
Loan payable to an overseas commercial bank, principal of $11,048, bearing interest at 3.25% per annum over one month LIBOR, guaranteed by $11,874 (equivalent of RMB74 million) of the Group's restricted cash, due on March 6, 2015
CNY

Dec. 31, 2014
An overseas commercial bank
Loan payable to an overseas commercial bank, principal of $4,643, bearing interest at 2.7% per annum over one month LIBOR, guaranteed by $4,835 (equivalent of RMB30 million) of the Group's restricted cash, due on February 27, 2015
USD ($)

Dec. 31, 2014
An overseas commercial bank
Loan payable to an overseas commercial bank, principal of $4,643, bearing interest at 2.7% per annum over one month LIBOR, guaranteed by $4,835 (equivalent of RMB30 million) of the Group's restricted cash, due on February 27, 2015
CNY

Dec. 31, 2014
An overseas commercial bank
Loan payable to an overseas commercial bank, principal of $3,067, bearing interest at 2.7% per annum over one month LIBOR, guaranteed by $3,223 (equivalent of RMB20 million) of the Group's restricted cash, due on March 16, 2015
USD ($)

Dec. 31, 2014
An overseas commercial bank
Loan payable to an overseas commercial bank, principal of $3,067, bearing interest at 2.7% per annum over one month LIBOR, guaranteed by $3,223 (equivalent of RMB20 million) of the Group's restricted cash, due on March 16, 2015
CNY

Dec. 31, 2014
An overseas commercial bank
Loan payable to an overseas commercial bank, principal of $3,050, bearing interest at 2.7% per annum over one month LIBOR, guaranteed by $3,223 (equivalent of RMB20 million) of the Group's restricted cash, due on March 26, 2015
USD ($)

Dec. 31, 2014
An overseas commercial bank
Loan payable to an overseas commercial bank, principal of $3,050, bearing interest at 2.7% per annum over one month LIBOR, guaranteed by $3,223 (equivalent of RMB20 million) of the Group's restricted cash, due on March 26, 2015
CNY

Dec. 31, 2014
An overseas commercial bank
Loan payable to an overseas commercial bank, principal of $20,000, bearing interest at LIBOR plus 3.25% per annum but in no event less than 3.5% per annum, guaranteed by the Company's subsidiary, Bona International, due on November 20, 2015 (i)
item

Apr. 30, 2014
An overseas commercial bank
Loan payable to an overseas commercial bank, principal of $20,000, bearing interest at LIBOR plus 3.25% per annum but in no event less than 3.5% per annum, guaranteed by the Company's subsidiary, Bona International, due on November 20, 2015 (i)
Maximum
item

Sep. 30, 2013
An overseas commercial bank
Loan payable to an overseas commercial bank, principal of $20,000, bearing interest at LIBOR plus 3.25% per annum but in no event less than 3.5% per annum, guaranteed by the Company's subsidiary, Bona International, due on November 20, 2015 (i)
Maximum
item

Jun. 30, 2013
An overseas commercial bank
Loan payable to an overseas commercial bank, principal of $20,000, bearing interest at LIBOR plus 3.25% per annum but in no event less than 3.5% per annum, guaranteed by the Company's subsidiary, Bona International, due on November 20, 2015 (i)
Maximum
item

Dec. 31, 2013
An overseas commercial bank
Loan payable to an overseas commercial bank, principal of $20,000, bearing interest at LIBOR plus 3.25% per annum but in no event less than 3.5% per annum, guaranteed by the Company's subsidiary, Bona International, due on November 20, 2015 (i)
Maximum
item

Feb. 28, 2013
An overseas commercial bank
Loan payable to an overseas commercial bank, principal of $20,000, bearing interest at LIBOR plus 3.25% per annum but in no event less than 3.5% per annum, guaranteed by the Company's subsidiary, Bona International, due on November 20, 2015 (i)
Maximum
item

Apr. 30, 2015
An overseas commercial bank
Loan payable to an overseas commercial bank, principal of $20,000, bearing interest at LIBOR plus 3.25% per annum but in no event less than 3.5% per annum, guaranteed by the Company's subsidiary, Bona International, due on November 20, 2015 (i)
Maximum
Subsequent event
item

Dec. 31, 2014
An overseas commercial bank
Loan payable to an overseas commercial bank, principal of $20,000, bearing interest at LIBOR plus 3.25% per annum but in no event less than 3.5% per annum, guaranteed by the Company's subsidiary, Bona International, due on November 20, 2015 (i)
Minimum
USD ($)

Dec. 31, 2014
Bona International
An overseas commercial bank
Loan payable to an overseas commercial bank, principal of $20,000, bearing interest at LIBOR plus 3.25% per annum but in no event less than 3.5% per annum, guaranteed by the Company's subsidiary, Bona International, Film Group Limited, due on November 20, 2015
USD ($)

Dec. 31, 2013
Bona International
An overseas commercial bank
Loan payable to an overseas commercial bank, principal of $20,000, bearing interest at LIBOR plus 3.25% per annum but in no event less than 3.5% per annum, guaranteed by the Company's subsidiary, Bona International, Film Group Limited, due on November 20, 2015
USD ($)

Dec. 31, 2014
Bona International
An overseas commercial bank
Loan payable to an overseas commercial bank, principal of $20,000, bearing interest at LIBOR plus 3.25% per annum but in no event less than 3.5% per annum, guaranteed by the Company's subsidiary, Bona International, Film Group Limited, due on November 20, 2015
Maximum

Dec. 31, 2014
Bona International
An overseas commercial bank
Loan payable to an overseas commercial bank, principal of $20,000, bearing interest at LIBOR plus 3.25% per annum but in no event less than 3.5% per annum, guaranteed by the Company's subsidiary, Bona International, Film Group Limited, due on November 20, 2015
Minimum

Dec. 31, 2014
Zhejiang Bona
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $7,092 (equivalent of RMB44 million), bearing interest at 7.20% per annum, guaranteed by Zhejiang Bona, due on July 28, 2015
USD ($)

Dec. 31, 2014
Zhejiang Bona
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $7,092 (equivalent of RMB44 million), bearing interest at 7.20% per annum, guaranteed by Zhejiang Bona, due on July 28, 2015
CNY

Dec. 31, 2014
Zhejiang Bona
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $1,934 (equivalent of RMB12 million), bearing interest at 7.20% per annum, guaranteed by Zhejiang Bona, due on October 28, 2015
USD ($)

Dec. 31, 2014
Zhejiang Bona
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $1,934 (equivalent of RMB12 million), bearing interest at 7.20% per annum, guaranteed by Zhejiang Bona, due on October 28, 2015
CNY

Dec. 31, 2014
Zhejiang Bona
An overseas commercial bank
Loan payable to a PRC commercial bank, principal of $7,092 (equivalent of RMB44 million), bearing interest at 7.20% per annum, guaranteed by Zhejiang Bona, due on July 28, 2015
USD ($)

Dec. 31, 2014
Zhejiang Bona
Mr. Dong Yu
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $5,641 (equivalent of RMB35 million), bearing interest at 6% per annum, guaranteed by Mr. Dong Yu and Zhejiang Bona, due on April 24, 2015
USD ($)

Dec. 31, 2014
Zhejiang Bona
Mr. Dong Yu
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $5,641 (equivalent of RMB35 million), bearing interest at 6% per annum, guaranteed by Mr. Dong Yu and Zhejiang Bona, due on April 24, 2015
CNY

Dec. 31, 2013
Zhejiang Bona
Mr. Dong Yu
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $8,059 (equivalent of RMB50 million), bearing interest at 6.15% per annum, guaranteed by Mr. Dong Yu and Zhejiang Bona, repaid in May 2014
USD ($)

Dec. 31, 2013
Zhejiang Bona
Mr. Dong Yu
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $8,059 (equivalent of RMB50 million), bearing interest at 6.15% per annum, guaranteed by Mr. Dong Yu and Zhejiang Bona, repaid in May 2014
CNY
																																											Dec. 31, 2014 Zhejiang Bona, Tianjin Bona and Beijing Bona Cineplex Mr. Dong Yu PRC commercial bank CNY
Dec. 31, 2014
Zhejiang Bona, Tianjin Bona and Beijing Bona Cineplex
Mr. Dong Yu
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $12,894 (equivalent of RMB80 million), bearing interest at 7.20% per annum, guaranteed by Mr. Dong Yu, the Company's VIE's subsidiaries, Zhejiang Bona, Tianjin Bona and Beijing Bona Cineplex, due on March 27, 2015
USD ($)

Dec. 31, 2014
Zhejiang Bona, Tianjin Bona and Beijing Bona Cineplex
Mr. Dong Yu
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $4,996 (equivalent of RMB31 million), bearing interest at 7.20% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona, Tianjin Bona and Beijing Bona Cineplex, due on June 29, 2015
USD ($)

Dec. 31, 2014
Zhejiang Bona, Tianjin Bona and Beijing Bona Cineplex
Mr. Dong Yu
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $4,996 (equivalent of RMB31 million), bearing interest at 7.20% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona, Tianjin Bona and Beijing Bona Cineplex, due on June 29, 2015
CNY

Dec. 31, 2014
Zhejiang Bona, Tianjin Bona and Beijing Bona Cineplex
Mr. Dong Yu
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $3,223 (equivalent of RMB20 million), bearing interest at 7.20% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona, Tianjin Bona and Beijing Bona Cineplex, due on September 1, 2015
USD ($)

Dec. 31, 2014
Zhejiang Bona, Tianjin Bona and Beijing Bona Cineplex
Mr. Dong Yu
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $3,223 (equivalent of RMB20 million), bearing interest at 7.20% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona, Tianjin Bona and Beijing Bona Cineplex, due on September 1, 2015
CNY

Dec. 31, 2014
Zhejiang Bona, Tianjin Bona and Beijing Bona Cineplex
Mr. Dong Yu
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $3,223 (equivalent of RMB20 million), bearing interest at 7.20% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona, Tianjin Bona and Beijing Bona Cineplex, due on September 1, 2015
USD ($)

Dec. 31, 2014
Zhejiang Bona, Tianjin Bona and Beijing Bona Cineplex
Mr. Dong Yu
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $3,223 (equivalent of RMB20 million), bearing interest at 7.20% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona, Tianjin Bona and Beijing Bona Cineplex, due on September 1, 2015
CNY

Dec. 31, 2014
Zhejiang Bona, Tianjin Bona and Beijing Bona Cineplex
Mr. Dong Yu
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $645 (equivalent of RMB4 million), bearing interest at 7.20% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona, Tianjin Bona and Beijing Bona Cineplex, due on June 29, 2015
USD ($)

Dec. 31, 2014
Zhejiang Bona, Tianjin Bona and Beijing Bona Cineplex
Mr. Dong Yu
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $645 (equivalent of RMB4 million), bearing interest at 7.20% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona, Tianjin Bona and Beijing Bona Cineplex, due on June 29, 2015
CNY

Dec. 31, 2014
Zhejiang Bona and Tianjin Bona
Mr. Dong Yu
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $6,930 (equivalent of RMB43 million), bearing interest at 6.15% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and Tianjin Bona, due on May 6, 2016 (ii)
USD ($)

Dec. 31, 2014
Zhejiang Bona and Tianjin Bona
Mr. Dong Yu
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $6,930 (equivalent of RMB43 million), bearing interest at 6.15% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and Tianjin Bona, due on May 6, 2016 (ii)
CNY

Dec. 31, 2014
Zhejiang Bona and Tianjin Bona
Mr. Dong Yu
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $4,352 (equivalent of RMB27 million), bearing interest at 6.15% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and Tianjin Bona, due on May 25, 2016
USD ($)

Dec. 31, 2014
Zhejiang Bona and Tianjin Bona
Mr. Dong Yu
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $4,352 (equivalent of RMB27 million), bearing interest at 6.15% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and Tianjin Bona, due on May 25, 2016
CNY

Dec. 31, 2014
Zhejiang Bona and Tianjin Bona
Mr. Dong Yu
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $1,289 (equivalent of RMB8 million), bearing interest at 6.15% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and Tianjin Bona, due on May 29, 2015
USD ($)

Dec. 31, 2014
Zhejiang Bona and Tianjin Bona
Mr. Dong Yu
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $1,289 (equivalent of RMB8 million), bearing interest at 6.15% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and Tianjin Bona, due on May 29, 2015
CNY

Dec. 31, 2014
Zhejiang Bona and Tianjin Bona
Mr. Dong Yu
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $322 (equivalent of RMB2 million), bearing interest at 6.15% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and Tianjin Bona, due on May 29, 2015
USD ($)

Dec. 31, 2014
Zhejiang Bona and Tianjin Bona
Mr. Dong Yu
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $322 (equivalent of RMB2 million), bearing interest at 6.15% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and Tianjin Bona, due on May 29, 2015
CNY

Dec. 31, 2014
Zhejiang Bona and Beijing Bona Cineplex
Mr. Dong Yu
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $6,447 (equivalent of RMB40 million), bearing interest at 6.3% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and Beijing Bona Cineplex, due on June 20, 2015
USD ($)

Dec. 31, 2014
Zhejiang Bona and Beijing Bona Cineplex
Mr. Dong Yu
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $6,447 (equivalent of RMB40 million), bearing interest at 6.3% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and Beijing Bona Cineplex, due on June 20, 2015
CNY

Dec. 31, 2014
Zhejiang Bona and Beijing Bona Cineplex
Mr. Dong Yu
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $2,418 (equivalent of RMB15 million), bearing interest at 6.3% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and Beijing Bona Cineplex, due on September 19, 2015
USD ($)

Dec. 31, 2014
Zhejiang Bona and Beijing Bona Cineplex
Mr. Dong Yu
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $2,418 (equivalent of RMB15 million), bearing interest at 6.3% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and Beijing Bona Cineplex, due on September 19, 2015
CNY

Dec. 31, 2014
Zhejiang Bona and Beijing Bona Cineplex
Mr. Dong Yu
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $1,612 (equivalent of RMB10 million), bearing interest at 6.3% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and Beijing Bona Cineplex, due on August 28, 2015
USD ($)

Dec. 31, 2014
Zhejiang Bona and Beijing Bona Cineplex
Mr. Dong Yu
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $1,612 (equivalent of RMB10 million), bearing interest at 6.3% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and Beijing Bona Cineplex, due on August 28, 2015
CNY

Dec. 31, 2013
Zhejiang Bona and Beijing Bona Cineplex
Mr. Dong Yu
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $8,059 (equivalent of RMB50 million), bearing interest at 7.20% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and Beijing Bona Cineplex, repaid in May 2014
USD ($)

Dec. 31, 2013
Zhejiang Bona and Beijing Bona Cineplex
Mr. Dong Yu
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $8,059 (equivalent of RMB50 million), bearing interest at 7.20% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and Beijing Bona Cineplex, repaid in May 2014
CNY

Dec. 31, 2013
Zhejiang Bona and Beijing Bona Cineplex
Mr. Dong Yu
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $6,447 (equivalent of RMB40 million), bearing interest at 7.20% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and Beijing Bona Cineplex, repaid in June 2014
USD ($)

Dec. 31, 2013
Zhejiang Bona and Beijing Bona Cineplex
Mr. Dong Yu
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $6,447 (equivalent of RMB40 million), bearing interest at 7.20% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and Beijing Bona Cineplex, repaid in June 2014
CNY

Dec. 31, 2013
Zhejiang Bona and Beijing Bona Cineplex
Mr. Dong Yu
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $3,546 (equivalent of RMB22 million), bearing interest at 7.20% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and Beijing Bona Cineplex, repaid in September 2014
USD ($)

Dec. 31, 2013
Zhejiang Bona and Beijing Bona Cineplex
Mr. Dong Yu
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $3,546 (equivalent of RMB22 million), bearing interest at 7.20% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and Beijing Bona Cineplex, repaid in September 2014
CNY

Dec. 31, 2013
Zhejiang Bona and Beijing Bona Cineplex
Mr. Dong Yu
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $3,223 (equivalent of RMB20 million), bearing interest at 7.20% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and Beijing Bona Cineplex, repaid in August 2014
USD ($)

Dec. 31, 2013
Zhejiang Bona and Beijing Bona Cineplex
Mr. Dong Yu
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $3,223 (equivalent of RMB20 million), bearing interest at 7.20% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and Beijing Bona Cineplex, repaid in August 2014
CNY

Dec. 31, 2013
Zhejiang Bona and Beijing Bona Cineplex
Mr. Dong Yu
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $1,773 (equivalent of RMB11 million), bearing interest at 7.20% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and Beijing Bona Cineplex, repaid in June 2014
USD ($)

Dec. 31, 2013
Zhejiang Bona and Beijing Bona Cineplex
Mr. Dong Yu
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $1,773 (equivalent of RMB11 million), bearing interest at 7.20% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and Beijing Bona Cineplex, repaid in June 2014
CNY

Dec. 31, 2013
Zhejiang Bona and Beijing Bona Cineplex
Mr. Dong Yu
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $1,773 (equivalent of RMB11 million), bearing interest at 7.20% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and Beijing Bona Cineplex, repaid in July 2014
USD ($)

Dec. 31, 2013
Zhejiang Bona and Beijing Bona Cineplex
Mr. Dong Yu
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $1,773 (equivalent of RMB11 million), bearing interest at 7.20% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and Beijing Bona Cineplex, repaid in July 2014
CNY

Dec. 31, 2013
Zhejiang Bona and Beijing Bona Cineplex
Mr. Dong Yu
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $1,612 (equivalent of RMB10 million), bearing interest at 7.20% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and Beijing Bona Cineplex, repaid in January 2014
USD ($)

Dec. 31, 2013
Zhejiang Bona and Beijing Bona Cineplex
Mr. Dong Yu
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $1,612 (equivalent of RMB10 million), bearing interest at 7.20% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and Beijing Bona Cineplex, repaid in January 2014
CNY

Dec. 31, 2014
Zhejiang Bona and Bona Film
Mr. Dong Yu
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $3,807 (equivalent of RMB23.62 million), bearing interest rate at 20% above the two-year loan prime rate announced by the People's Bank of China ("two-year LPR"), guaranteed by Mr. Dong Yu, Zhejiang Bona and Bona Film, due on November 14, 2016
USD ($)

Dec. 31, 2014
Zhejiang Bona and Bona Film
Mr. Dong Yu
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $3,807 (equivalent of RMB23.62 million), bearing interest rate at 20% above the two-year loan prime rate announced by the People's Bank of China ("two-year LPR"), guaranteed by Mr. Dong Yu, Zhejiang Bona and Bona Film, due on November 14, 2016
CNY

Dec. 31, 2014
Zhejiang Bona and Bona Film
Mr. Dong Yu
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $3,223 (equivalent of RMB20 million), bearing interest rate at 20% above two-year LPR, guaranteed by Mr. Dong Yu, Zhejiang Bona and the Company's VIE, Bona Film Group Co., Ltd. (PRC) ("Bona Film"), due on September 26, 2016
USD ($)

Dec. 31, 2014
Zhejiang Bona and Bona Film
Mr. Dong Yu
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $3,223 (equivalent of RMB20 million), bearing interest rate at 20% above two-year LPR, guaranteed by Mr. Dong Yu, Zhejiang Bona and the Company's VIE, Bona Film Group Co., Ltd. (PRC) ("Bona Film"), due on September 26, 2016
CNY

Dec. 31, 2014
Zhejiang Bona and Bona Film
Mr. Dong Yu
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $2,740 (equivalent of RMB17 million), bearing interest rate at 20% above two-year LPR, guaranteed by Mr. Dong Yu, Zhejiang Bona and Bona Film, due on July 30, 2016
USD ($)

Dec. 31, 2014
Zhejiang Bona and Bona Film
Mr. Dong Yu
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $2,740 (equivalent of RMB17 million), bearing interest rate at 20% above two-year LPR, guaranteed by Mr. Dong Yu, Zhejiang Bona and Bona Film, due on July 30, 2016
CNY

Dec. 31, 2014
Zhejiang Bona and Bona Film
Mr. Dong Yu
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $2,289 (equivalent of RMB14.2 million), bearing interest rate at 20% above two-year LPR, guaranteed by Mr. Dong Yu, Zhejiang Bona and Bona Film, principal of $677 (equivalent of RMB4.2 million) due on December 19, 2015, and $1,612 (equivalent of RMB10 million) due on October 19, 2016
USD ($)

Dec. 31, 2014
Zhejiang Bona and Bona Film
Mr. Dong Yu
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $2,289 (equivalent of RMB14.2 million), bearing interest rate at 20% above two-year LPR, guaranteed by Mr. Dong Yu, Zhejiang Bona and Bona Film, principal of $677 (equivalent of RMB4.2 million) due on December 19, 2015, and $1,612 (equivalent of RMB10 million) due on October 19, 2016
CNY

Dec. 31, 2014
Zhejiang Bona and Bona Film
Mr. Dong Yu
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $2,289 (equivalent of RMB14.2 million), bearing interest rate at 20% above two-year LPR, guaranteed by Mr. Dong Yu, Zhejiang Bona and Bona Film, principal of $677 (equivalent of RMB4.2 million) due on December 19, 2015, and $1,612 (equivalent of RMB10 million) due on October 19, 2016.
USD ($)

Dec. 31, 2014
Zhejiang Bona and Bona Film
Mr. Dong Yu
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $2,289 (equivalent of RMB14.2 million), bearing interest rate at 20% above two-year LPR, guaranteed by Mr. Dong Yu, Zhejiang Bona and Bona Film, principal of $677 (equivalent of RMB4.2 million) due on December 19, 2015, and $1,612 (equivalent of RMB10 million) due on October 19, 2016.
CNY

Dec. 31, 2014
Zhejiang Bona and Bona Film
Mr. Dong Yu
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $2,289 (equivalent of RMB14.2 million), bearing interest rate at 20% above two-year LPR, guaranteed by Mr. Dong Yu, Zhejiang Bona and Bona Film, principal of $677 (equivalent of RMB4.2 million) due on December 19, 2015; and $1,612 (equivalent of RMB10 million) due on October 19, 2016
USD ($)

Dec. 31, 2014
Zhejiang Bona and Bona Film
Mr. Dong Yu
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $2,289 (equivalent of RMB14.2 million), bearing interest rate at 20% above two-year LPR, guaranteed by Mr. Dong Yu, Zhejiang Bona and Bona Film, principal of $677 (equivalent of RMB4.2 million) due on December 19, 2015; and $1,612 (equivalent of RMB10 million) due on October 19, 2016
CNY

Dec. 31, 2014
Zhejiang Bona and Bona Film
Mr. Dong Yu
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $1,575 (equivalent of RMB9.77 million), bearing interest at 7.38% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and Bona Film, due on September 26, 2015
USD ($)

Dec. 31, 2014
Zhejiang Bona and Bona Film
Mr. Dong Yu
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $1,575 (equivalent of RMB9.77 million), bearing interest at 7.38% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and Bona Film, due on September 26, 2015
CNY

Dec. 31, 2014
Zhejiang Bona and Bona Film
Mr. Dong Yu
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $886 (equivalent of RMB5.5 million), bearing interest rate at 20% above two-year LPR, guaranteed by Mr. Dong Yu, Zhejiang Bona and Bona Film, due on July 11, 2016
USD ($)

Dec. 31, 2014
Zhejiang Bona and Bona Film
Mr. Dong Yu
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $886 (equivalent of RMB5.5 million), bearing interest rate at 20% above two-year LPR, guaranteed by Mr. Dong Yu, Zhejiang Bona and Bona Film, due on July 11, 2016
CNY

Dec. 31, 2014
Zhejiang Bona and Bona Film
Mr. Dong Yu
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $556 (equivalent of RMB3.45 million), bearing interest at 7.38% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and Bona Film, due on July 30, 2015
USD ($)

Dec. 31, 2014
Zhejiang Bona and Bona Film
Mr. Dong Yu
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $556 (equivalent of RMB3.45 million), bearing interest at 7.38% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and Bona Film, due on July 30, 2015
CNY

Dec. 31, 2014
Zhejiang Bona and Bona Film
Mr. Dong Yu
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $242 (equivalent of RMB1.5 million), bearing interest at 7.38% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and Bona Film, due on July 11, 2015
USD ($)

Dec. 31, 2014
Zhejiang Bona and Bona Film
Mr. Dong Yu
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $242 (equivalent of RMB1.5 million), bearing interest at 7.38% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and Bona Film, due on July 11, 2015
CNY

BANK BORROWINGS
Margin on variable rate basis (as a percent)											2.85%	2.85%	2.85%	3.25%	3.25%	2.70%	2.70%	2.70%	2.70%	2.70%	2.70%											3.50%	3.25%
Principal amount borrowed							$ 15,612,000		$ 9,659,000		$ 15,447,000		$ 15,563,000	$ 11,048,000		$ 4,643,000		$ 3,067,000		$ 3,050,000										$ 20,000,000				$ 7,092,000	44,000,000	$ 1,934,000	12,000,000		$ 5,641,000	35,000,000	$ 8,059,000	50,000,000	80,000,000	$ 12,894,000	$ 4,996,000	31,000,000	$ 3,223,000	20,000,000	$ 3,223,000	20,000,000	$ 645,000	4,000,000	$ 6,930,000	43,000,000	$ 4,352,000	27,000,000	$ 1,289,000	8,000,000	$ 322,000	2,000,000	$ 6,447,000	40,000,000	$ 2,418,000	15,000,000	$ 1,612,000	10,000,000	$ 8,059,000	50,000,000	$ 6,447,000	40,000,000	$ 3,546,000	22,000,000,000	$ 3,223,000	20,000,000	$ 1,773,000	11,000,000	$ 1,773,000	11,000,000	$ 1,612,000	10,000,000	$ 3,807,000	23,620,000	$ 3,223,000	20,000,000	$ 2,740,000	17,000,000	$ 2,289,000	14,200,000	$ 677,000	4,200,000	$ 1,612,000	10,000,000	$ 1,575,000	9,770,000	$ 886,000	5,500,000	$ 556,000	3,450,000	$ 242,000	1,500,000
Restricted Cash and Cash Equivalents							16,189,000	100,000,000	9,993,000	62,000,000	16,141,000	104,000,000		11,874,000	74,000,000	4,835,000	30,000,000	3,223,000	20,000,000	3,223,000	20,000,000
Interest rate (as a percent)							3.25%	3.25%	3.25%	3.25%																								7.20%	7.20%	7.20%	7.20%		6.00%	6.00%	6.15%	6.15%		7.20%	7.20%	7.20%	7.20%	7.20%	7.20%	7.20%	7.20%	7.20%	6.15%	6.15%	6.15%	6.15%	6.15%	6.15%	6.15%	6.15%	6.30%	6.30%	6.30%	6.30%	6.30%	6.30%	7.20%	7.20%	7.20%	7.20%	7.20%	7.20%	7.20%	7.20%	7.20%	7.20%	7.20%	7.20%	7.20%	7.20%	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%					7.38%	7.38%	20.00%	20.00%	7.38%	7.38%	7.38%	7.38%
Debt, Long-term and Short-term, Combined Amount	151,520,000	80,704,000		151,520,000	80,704,000	30,568,000	15,619,000		9,664,000		15,447,000		15,588,000	11,063,000		4,691,000		3,094,000		3,075,000										20,027,000	20,027,000					1,938,000		7,107,000	5,655,000		8,275,000			12,920,000	5,007,000		3,230,000		3,230,000		646,000		6,948,000		4,362,000		1,292,000		323,000		6,459,000		2,422,000		1,615,000		8,278,000		6,622,000		3,642,000		3,311,000		1,821,000		1,821,000		1,655,000		3,815,000		3,230,000		2,746,000		2,294,000						1,578,000		888,000		557,000		242,000
Number of quarters figures used to calculate ratios																						4
Loan repaid				35,400,000	18,203,000
Cash assets required during the term of the loans																													5,000,000
EBITDA Ratio Covenant																							3.00	4.25	4.75	3.0	3.8	3.0
Ratio of total liabilities to tangible net worth																							2.00				2	2.5
Interest expenses capitalized to production costs				4,108,000	1,510,000	587,000
Interest rate adjustment period				12 months
Changes in the balances of bank borrowings
Balance at the beginning of the period	80,704,000			80,704,000	30,568,000		15,619,000		9,664,000		15,588,000																			20,027,000	20,027,000					1,938,000		7,107,000	5,655,000		8,275,000			12,920,000	5,007,000		3,230,000		3,230,000		646,000		6,948,000		4,362,000		1,292,000		323,000		6,459,000		2,422,000		1,615,000		8,278,000		6,622,000		3,642,000		3,311,000		1,821,000		1,821,000		1,655,000		3,815,000		3,230,000		2,746,000		2,294,000						1,578,000		888,000		557,000		242,000
Additional bank borrowings				107,436,000	67,494,000
Accrued interest expenses				5,895,000	2,716,000	977,000
Payments of principal during the year				(35,400,000)	(18,203,000)
Payments of interest expenses during the year	(5,927,000)	(3,428,000)	(967,000)	(5,706,000)	(2,638,000)
Exchange differences				(1,409,000)	767,000
Balance at the end of the period	151,520,000	80,704,000		151,520,000	80,704,000	30,568,000	15,619,000		9,664,000		15,447,000		15,588,000	11,063,000		4,691,000		3,094,000		3,075,000										20,027,000	20,027,000					1,938,000		7,107,000	5,655,000		8,275,000			12,920,000	5,007,000		3,230,000		3,230,000		646,000		6,948,000		4,362,000		1,292,000		323,000		6,459,000		2,422,000		1,615,000		8,278,000		6,622,000		3,642,000		3,311,000		1,821,000		1,821,000		1,655,000		3,815,000		3,230,000		2,746,000		2,294,000						1,578,000		888,000		557,000		242,000
Including:
Current	127,293,000	60,704,000		127,293,000	60,704,000
Non-current	24,227,000	20,000,000		24,227,000	20,000,000
Total	151,520,000	80,704,000		151,520,000	80,704,000	30,568,000	15,619,000		9,664,000		15,447,000		15,588,000	11,063,000		4,691,000		3,094,000		3,075,000										20,027,000	20,027,000					1,938,000		7,107,000	5,655,000		8,275,000			12,920,000	5,007,000		3,230,000		3,230,000		646,000		6,948,000		4,362,000		1,292,000		323,000		6,459,000		2,422,000		1,615,000		8,278,000		6,622,000		3,642,000		3,311,000		1,821,000		1,821,000		1,655,000		3,815,000		3,230,000		2,746,000		2,294,000						1,578,000		888,000		557,000		242,000
Expected repayment of the borrowings
2015				127,293,000
2016				24,227,000
2017				0
2018				0
2019				$ 0